Property and Equipment, Net (Details) - Evolv Technologies Holdings Inc [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 14,365		$ 11,843	$ 5,147
Less: Accumulated depreciation and amortization	(2,979)		(2,527)	(1,461)
Total property, plant and equipment, net	11,386		9,316	3,686
Depreciation and amortization expense	452	$ 172	1,065	535
Computers and telecom equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	217		217
Computers and telecom equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment			217	217
Lab equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	494		487	487
Software
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	59		59	59
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	37		37	37
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	95		95	95
Leased equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 13,463		$ 10,948	$ 4,252